Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes

Note 14. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and Yunfei BVI is incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

In accordance with the Inland Revenue Ordinance (Chapter 112 of the Laws of Hong Kong), a company incorporated or registered in Hong Kong is subject to profit tax in respect of its assessable profits arising in or derived from Hong Kong. For the year of assessment 2018/2019 onwards, the Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

PRC

Generally, under the Enterprise Income Tax (“EIT”) Law of PRC, PRC enterprises are subject to a uniform 25% enterprise income tax rate, while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis.

According to the Notice on Implementation of Preferential Tax Policies for Small Low-Profit Enterprises and Individual Industrial and Commercial Households, jointly issued by the Ministry of Finance and the SAT on April 7, 2021, for the year ended December 31, 2021 and 2022, once an enterprise meets certain requirements and is identified as a small-scale and low-profit enterprise, the taxable income below $0.16 million was subject to a reduced tax rate of 2.5%, the taxable income between $0.16 million and $0.47 million was subject to a reduced rate of 10%.

The Notice on Implementation of Preferential Tax Policies for Small Low-Profit Enterprises further reduce the tax rate for small-scale and low-profit enterprises on March 14, 2022. It was stipulated that from January 1, 2022 to December 31, 2024, the taxable income between $0.16 million and $0.47 million of a qualified small-scale and low-profit enterprise is subject to a further reduced rate of 5%.

Ewatt was qualified as a small-scale and low-profit enterprises and enjoyed a reduced income tax rate of 2.5% because their taxable income was below $0.16 million for the year ended December 31, 2022.

In addition, the EIT law grants preferential tax treatment to a High and New Technology Enterprise (“HNTE”), if the enterprise meets the requirements by local government and maintains the HNTE status by re-applying every three years. Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%. If Ewatt is not classified as a small-scale or low-profit enterprise by the local government and therefore does not qualify for the preferential tax rates outlined in the Notice on Implementation of Preferential Tax Policies for Small Low-Profit Enterprises in the future, it will still be eligible for a reduced income tax rate of 15% from December 2022 to December 2025 due to its status as an HNTE.

For the year ended December 31, 2024, Ewatt was eligible for a reduced income tax rate of 15% as an HNTE.

The provision for income tax consisted of the following:

	For the year ended December 31
	2024	2023	2022
Current income tax expenses	$19,636	$11,243	$—
Deferred income tax (benefits) expenses	(4,798)	105	(423)
Total income tax expenses (benefits)	$14,838	$11,348	$(423)

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the year ended December 31
	2024	2023	2022
Income before income tax expenses	$1,621,327	$1,363,859	$537,132
Income tax computed at statutory EIT rate (25%)	405,332	342,047	134,283
Tax effect of preferential tax treatments	(162,830)	(136,819)	(120,855)
Effect of research and development credits	(227,664)	(204,309)	(13,700)
Effect of other non-deductible expenses	4,798	10,324	272
Current income tax provision	$19,636	$11,243	$—
Tax effect of deferred tax recognized	(4,798)	105	(423)
Total income tax expenses (benefits)	$14,838	$11,348	$(423)

The significant components of deferred tax assets were as following:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets	$5,169	$452
Total deferred tax assets	$5,169	$452

The Company’s taxes payable consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Income tax payable	$27,337	$12,058
Other tax payables	39,056	45,944
Total tax payable	$66,393	$58,002

Other tax payables mainly consist of VAT payable, city construction tax payable, property tax and land use tax payable, stamp tax payable, and education fund payable.

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.